Consolidated income statement - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated income statement
Interest receivable		£ 21,026	£ 12,637	£ 9,234	[1],[2]
Interest payable		(9,977)	(2,795)	(1,699)	[1],[2]
Net interest income		11,049	9,842	7,535	[1],[2]
Fees and commissions receivable		2,983	2,915	2,694	[1]
Fees and commissions payable		(653)	(623)	(574)	[1]
Trading income		794	1,133	323	[1],[3]
Other operating income		579	(111)	451	[1],[3]
Non-interest income		3,703	3,314	2,894	[1],[3]
Total income		14,752	13,156	10,429	[1]
Staff costs		(3,901)	(3,716)	(3,676)	[1]
Premises and equipment		(1,153)	(1,112)	(1,133)	[1]
Other administrative expenses		(2,008)	(2,026)	(2,026)	[1]
Depreciation and amortisation		(934)	(833)	(923)	[1]
Operating expenses		(7,996)	(7,687)	(7,758)	[1]
Profit before impairment losses/releases		6,756	5,469	2,671	[1]
Impairment (losses)/releases		(578)	(337)	1,173	[1]
Operating profit before tax	[4]	6,178	5,132	3,844	[1]
Tax charge		(1,434)	(1,275)	(996)	[1]
Profit from continuing operations		4,744	3,857	2,848	[1]
(Loss)/profit from discontinued operations, net of tax	[5]	(112)	(262)	464	[1]
Profit for the year		4,632	3,595	3,312	[1]
Attributable to:
Ordinary shareholders		4,394	3,340	2,950	[1]
Preference shareholders	[1]			19
Paid-in equity holders		242	249	299	[1]
Non-controlling interests		(4)	6	44	[1]
Profit for the year		£ 4,632	£ 3,595	£ 3,312	[1]
Per ordinary share
Earnings per ordinary share - continuing operations		£ 0.49170	£ 0.365	£ 0.230	[1]
Earnings per ordinary share - discontinued operations		(0.01222)	(0.027)	0.043	[1]
Total earnings per share attributable to ordinary shareholders - basic	[6]	0.47948	0.338	0.273	[1]
Earnings per ordinary share - fully diluted continuing operations		0.489	0.362	0.229	[1]
Earnings per ordinary share - fully diluted discontinued operations		(0.012)	(0.026)	0.043	[1]
Total earnings per share attributable to ordinary shareholders - fully diluted		£ 0.477	£ 0.336	£ 0.272	[1]

[1]	Comparative results have been re-presented from those previously published to reclassify certain items as discontinued operations as described in Note 8 to the consolidated financial statements.
[2]	Comparative results have been re-presented from those previously published to reclassify certain items as discontinued operations as described in Note 8 to the consolidated financial statements.
[3]	Comparative results have been re-presented from those previously published to reclassify certain items as discontinued operations as described in Note 8 to the consolidated financial statements.
[4]	Comparative results have been re-presented from those previously published to reclassify certain operations as discontinued operations as described in Note 8 to the consolidated financial statements.
[5]	The results of discontinued operations, comprising the post-tax profit, is shown as a single amount on the face of the income statement. An analysis of this amount is presented in Note 8 to the consolidated financial statements
[6]	In 2023, the unrounded Total earnings per share attributable to ordinary shareholders – basic is 47.948p. The unrounded Earnings per ordinary share – continuing operations was 49.170p. The unrounded Earnings per ordinary share – discontinued operations was (1.222p).